Share-Based Payments - Summary of Vesting Profile (Detail)	12 Months Ended
Dec. 31, 2017
Absolute TSR [Member]
Disclosure of vesting profile [line items]
Threshold	0.00%
Target	100.00%
Stretch and cap	200.00%
Relative TSR [Member]
Disclosure of vesting profile [line items]
Threshold	0.00%
Target	100.00%
Stretch and cap	200.00%
Free Cash Flow Margin [Member]
Disclosure of vesting profile [line items]
Threshold	0.00%
Target	100.00%
Stretch and cap	200.00%